Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortized intangible assets:
Gross carrying value	$ 18,300	$ 20,620
Accumulated amortization	(9,873)	(10,262)
Net carrying Value	8,427	10,358
Unamortized intangible assets:
MSRs (carried at fair value)	11,538	12,603
Goodwill	25,637	25,115	24,770
Trademark	14	14
Amortized MSRs [Member]
Amortized intangible assets:
Gross carrying value	2,317	2,383
Accumulated amortization	(1,157)	(975)
Net carrying Value	1,160	1,408
Core deposit intangibles [Member]
Amortized intangible assets:
Gross carrying value	12,836	15,079
Accumulated amortization	(6,921)	(7,768)
Net carrying Value	5,915	7,311
Customer Relationships And Other [Member]
Amortized intangible assets:
Gross carrying value	3,147	3,158
Accumulated amortization	(1,795)	(1,519)
Net carrying Value	$ 1,352	$ 1,639